STOCK OPTIONS AND AWARDS (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
tock option activity for the year ended December 31, 2014, is summarized as follows:

(Dollars in thousands, except per share data)	Number of shares	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
Outstanding at beginning of year	986,676	$14.82
Granted	0	0.00
Exercised	(478,024)	14.95
Forfeited or expired	(95,526)	16.37
Outstanding at end of year	413,126	$14.32	2.1 years	$1,767
Exercisable at end of year	413,126	$14.32	2.1 years	$1,767

Schedule of Cash Proceeds Received from Share-based Payment Awards [Table Text Block]
ntrinsic value of stock options is defined as the difference between the current market value and the exercise price. First Financial uses treasury shares purchased under the Company's share repurchase program to satisfy share-based exercises.

	2014	2013	2012
Total intrinsic value of options exercised	$1,479	$3,247	$1,277
Cash received from exercises	$1,056	$73	$320
Tax benefit from exercises	$1,475	$1,422	$1,576

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
Activity in restricted stock for the previous three years ended December 31 is summarized as follows:

	2014		2013		2012
	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value
Nonvested at beginning of year	456,032	$16.00	518,756	$16.65	518,736	$15.99
Granted	273,933	16.80	302,175	15.65	290,706	17.00
Vested	(215,796)	16.19	(263,302)	16.63	(228,233)	15.58
Forfeited	(19,717)	16.40	(101,597)	16.26	(62,453)	16.61
Nonvested at end of year	494,452	$16.43	456,032	$16.00	518,756	$16.65